Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities

	As of December 31, 2025	As of December 31, 2024

Accrued expenses (i)	$1,351,245	$1,180,519
Accrued payroll	613,590	413,219
Accrued interests (ii)	-	4,391
Total other payables and accrued liabilities	$1,964,835	$1,598,129

(i)	Accrued expenses

The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.

(ii)	Accrued interests

The balance of accrued interests represented the balance of interest payable from short-term loan – third parties.